Derivative Instrument - Summary of Derivatives (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives [Abstract]
Net gain on valuation of derivatives designated as cash flow hedge	₩ 15,778	₩ (64,561)	₩ (19,242)